STATEMENT OF INVESTMENTS
BNY Mellon New Jersey Municipal Bond Fund, Inc.

September 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6%
New Jersey - 78.7%
Bayonne, GO, Refunding (Insured; Build America Mutual)	5.00	7/1/2039	1,000,000		1,200,130
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2021	685,000	[a]	683,733
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,345,000	[a]	2,117,535
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	704,114
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		12,586,000
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,964,525
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	2,261,040
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	4.00	1/1/2036	1,250,000		1,472,237
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	4.00	1/1/2037	2,000,000		2,346,420
Irvington Township, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/15/2032	2,000,000		2,300,280
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		494,744
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2026	3,175,000		3,978,815
Monroe Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	3/1/2025	1,250,000	[b]	1,510,475
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000		2,353,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 78.7% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[c]	751,122
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[c]	1,152,195
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		1,100,770
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/2021	2,620,000	[a]	2,602,472
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	3,500,000		3,843,980
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2028	3,625,000		3,713,595
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	3,000,000		3,100,890
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. A	2.20	12/3/2029	3,000,000		3,175,650
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cranes Mill Project)	5.00	1/1/2049	2,000,000		2,135,120
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.)	0.00	1/1/2022	6,000,000	[a]	5,944,020
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2027	10,000,000		12,199,400
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	2.45	4/1/2026	2,250,000		2,392,538
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000		3,551,135

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 78.7% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000	2,076,300
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	7,500,000	8,129,925
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000	1,157,650
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000	1,118,360
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GG	5.75	9/1/2023	385,000	392,061
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	6.25	7/1/2024	130,000	130,533
New Jersey Educational Facilities Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/1/2050	3,000,000	3,177,960
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	7/1/2050	1,000,000	1,118,220
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	2,000,000	2,426,140
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College) Ser. B	5.00	7/1/2042	3,000,000	3,155,490
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,868,528
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The Princeton University) Ser. B	5.00	7/1/2034	1,000,000	1,264,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 78.7% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000		2,400,577
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2022	2,165,000		2,321,248
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2030	2,255,000		2,555,682
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000		2,423,024
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. F	4.00	7/1/2035	1,365,000		1,500,585
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. F	4.00	7/1/2026	385,000	[b]	463,667
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000		4,143,475
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000		1,163,850
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000		2,515,820
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2039	2,000,000		2,359,440
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000		8,335,875
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.) Ser. A	5.00	7/1/2027	350,000		351,110

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 78.7% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000		1,793,805
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		3,562,747
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		3,463,590
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,258,203
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Meridian Health System Obligated Group)	5.00	7/1/2026	1,000,000		1,076,590
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Meridian Health System Obligated Group)	5.00	7/1/2023	2,500,000		2,706,900
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		4,068,505
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3	5.00	7/1/2026	6,000,000		7,384,080
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000		1,122,910
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000		3,167,431
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000		2,214,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 78.7% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000		2,698,217
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000		1,233,456
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. A	3.35	12/1/2029	5,330,000		5,565,319
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,510,000		1,685,145
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Municipal Government Guaranteed) Ser. AR2	4.00	9/1/2023	2,095,000		2,327,210
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2031	3,385,000		3,953,274
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2022	695,000	[b]	753,026
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	2,800,000		3,103,296
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	3,500,000		3,963,820
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corp.) Ser. C	0.00	12/15/2024	1,000,000	[a]	919,380
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2038	6,330,000	[a]	3,582,653
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2028	12,000,000	[a]	9,905,400
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2031	4,600,000		5,470,136
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2036	6,745,000		7,700,362
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.50	12/15/2023	7,000,000		7,893,690
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	2,500,000		2,562,050

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 78.7% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2027	3,000,000		3,808,590
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,200,440
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000		3,104,725
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. F	5.00	1/1/2026	2,000,000		2,188,220
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,218,490
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000		2,269,740
New Jersey Turnpike Authority, Revenue Bonds, Ser. A1	5.00	1/1/2031	2,500,000		3,028,350
New Jersey Turnpike Authority, Revenue Bonds, Ser. A1	5.00	1/1/2035	1,500,000		1,789,860
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000		4,550,360
Newark, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	750,000		954,008
North Hudson Sewerage Authority, COP, Refunding, Ser. A	5.00	6/1/2022	3,000,000	[b]	3,241,170
Rutgers University, Revenue Bonds, Refunding, Ser. J	5.00	5/1/2023	5,000,000	[b]	5,621,550
Rutgers University, Revenue Bonds, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,895,520
Salem County Pollution Control Financing Authority, Revenue Bonds, Refunding (Chambers Project) Ser. A	5.00	12/1/2023	820,000		860,606
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,628,610
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000		3,046,382
South Jersey Port Corp., Revenue Bonds, Ser. P2	5.75	1/1/2023	4,000,000		4,012,040
South Jersey Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	4,250,000		4,553,450
The Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000		3,396,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 78.7% (continued)
The Camden County Improvement Authority, Revenue Bonds (Cooper Health System Obligated Group)	5.75	2/15/2042	5,000,000		5,383,050
The Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2031	3,000,000		3,637,680
The Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2032	2,695,000		3,260,088
The Camden County Improvement Authority, Revenue Bonds, Refunding (Cooper Health System Project)	5.00	2/15/2034	1,000,000		1,096,010
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000		6,683,045
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/1/2030	1,000,000		1,213,290
The Gloucester County Industrial Pollution Control Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2024	845,000		884,791
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	5.00	2/15/2031	625,000		785,081
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	6,382,015
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,850,000		4,548,775
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	6,250,000		6,389,875
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	5,000,000		5,654,350
				333,608,781
New York - 16.0%
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	5.00	12/1/2020	700,000		706,209

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New York - 16.0% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.00	9/15/2024	2,400,000	2,448,000
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.50	9/15/2026	7,600,000	7,762,868
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2044	9,730,000	10,994,413
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2021	1,555,000	1,628,380
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	4,295,000	5,046,324
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	7,000,000	8,282,120
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 212th	4.00	9/1/2038	2,000,000	2,291,740
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 212th	4.00	9/1/2037	3,000,000	3,448,860
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 218th	5.00	11/1/2049	6,900,000	8,299,389
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 172nd	5.00	10/1/2033	5,000,000	5,278,350
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	2,000,000	2,265,520
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000	3,433,320
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2031	2,270,000	2,597,879
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,441,270
				67,924,642
Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	3,070,400
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	750,000	989,775
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,310,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Pennsylvania - 2.1% (continued)
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,000,000	1,308,650
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2031	600,000	791,820
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,455,036
				8,926,541
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	3,000,000	3,328,980
Total Long-Term Municipal Investments (cost $387,557,734)			413,788,944

Short-Term Municipal Investments - .9%
New Jersey - .9%
Washington Township, BAN, Ser. B (cost $4,038,544)	1.75	6/22/2021	4,000,000	4,038,160
Total Investments (cost $391,596,278)			98.5%	417,827,104
Cash and Receivables (Net)			1.5%	6,212,876
Net Assets			100.0%	424,039,980

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $1,903,317 or .45% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon New Jersey Municipal Bond Fund, Inc.

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	417,827,104	-	417,827,104

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2020, accumulated net unrealized appreciation on investments was $26,230,826, consisting of $26,690,061 gross unrealized appreciation and $459,235 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.